Income Taxes (Schedule of Income Taxes Payable) (Details) (USD $) In Millions, unless otherwise specified	Sep. 26, 2014	Sep. 27, 2013
Operating Loss Carryforwards [Line Items]
Total income taxes payable	$ 140.3	$ 181.3
Accrued and Other Current Liabilities
Operating Loss Carryforwards [Line Items]
Accrued and other current liabilities	17.7	28.2
Other Income Tax Liabilities
Operating Loss Carryforwards [Line Items]
Other income tax liabilities	$ 122.6	$ 153.1